Vanguard Wellesley® Income Fund

Vanguard Windsor™ Funds

Supplement Dated November 22, 2021, to the Statement of Additional Information

Leadership Announcement and Other Updates

The boards of trustees of the Vanguard funds (the "Boards") have elected Tara Bunch as a trustee of the Boards effective November 18, 2021.

In addition, a sub-section has been added to the Investment Strategies, Risks, and Nonfundamental Policies section of the Statement of Additional Information. Each Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional InformationText Changes

In the Management of the Fund(s) section, the table under "Officers and Trustees" is replaced as follows:

Principal Occupation(s)
	Position(s)	Vanguard	During the Past FiveYears,	Number of
	Held With	Funds'Trustee/	Outside Directorships,	Vanguard Funds Overseen by
Name,Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
InterestedTrustee1
Mortimer J. Buckley	Chairman of the	January 2018	Chairman of the board (2019–present) of	217
(1969)	Board, Chief		Vanguard and of each of the investment
	Executive		companies served by Vanguard; chief
	Officer, and		executive officer (2018–present) of
	President		Vanguard; chief executive officer,
president, and trustee (2018–present) of
each of the investment companies
served by Vanguard; president and
director (2017–present) of Vanguard; and
president (2018–present) of Vanguard
Marketing Corporation. Chief investment
officer (2013–2017), managing director
(2002–2017), head of the Retail Investor
Group (2006–2012), and chief
information officer (2001–2006) of
Vanguard. Chairman of the board
(2011–2017) and trustee (2009–2017) of
the Children's Hospital of Philadelphia;
and trustee (2018–present) and vice
chair (2019–present) of The Shipley
School.
1 Mr. Buckley is considered an "interested person" as defined in the 1940 Act because he is an officer of the Trust.
IndependentTrustees
Tara Bunch	Trustee	November 2021	Head of Global Operations at Airbnb	217
(1962)			(2020–present). Vice President of
AppleCare (2012–2020). Member of the
board of Out & Equal (2002-2006), the
University of California, Berkeley School
of Engineering (2020-present), and Santa
Clara University's School of Business
(2018-present).

			Principal Occupation(s)
	Position(s)	Vanguard	During the Past FiveYears,	Number of
	Held With	Funds'Trustee/	Outside Directorships,	Vanguard Funds Overseen by
Name,Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
Emerson U. Fullwood	Trustee	January 2008	Executive chief staff and marketing	217
(1948)			officer for North America and corporate
			vice president (retired 2008) of Xerox
			Corporation (document management
			products and services). Former president
			of the Worldwide Channels Group, Latin
			America, and Worldwide Customer
			Service and executive chief staff officer
			of Developing Markets of Xerox.
			Executive in residence and 2009–2010
			Distinguished Minett Professor at the
			Rochester Institute of Technology.
			Director of SPX FLOW, Inc.
			(multi-industry manufacturing). Director
			of the University of Rochester Medical
			Center, the Monroe Community College
			Foundation, the United Way of
			Rochester, North Carolina A&T
			University, and Roberts Wesleyan
			College. Trustee of the University of
			Rochester.
Amy Gutmann	Trustee	June 2006	President (2004–present) of the	217
(1949)			University of Pennsylvania. Christopher
			H. Browne Distinguished Professor of
			Political Science, School of Arts and
			Sciences, and professor of
			communication, Annenberg School for
			Communication, with secondary faculty
			appointments in the Department of
			Philosophy, School of Arts and Sciences,
			and at the Graduate School of Education,
			University of Pennsylvania.
F. Joseph Loughrey	Trustee	October 2009	President and chief operating officer	217
(1949)			(retired 2009) and vice chairman of the
			board (2008–2009) of Cummins Inc.
			(industrial machinery). Chairman of the
			board of Hillenbrand, Inc. (specialized
			consumer services). Director of the V
			Foundation. Member of the advisory
			council for the College of Arts and
			Letters and chair of the advisory board to
			the Kellogg Institute for International
			Studies, both at the University of Notre
			Dame. Chairman of the board of Saint
			Anselm College.
Mark Loughridge	Lead	March 2012	Senior vice president and chief financial	217
(1953)	Independent		officer (retired 2013) of IBM (information
	Trustee		technology services). Fiduciary member
			of IBM's Retirement Plan Committee
			(2004–2013), senior vice president and
			general manager (2002–2004) of IBM
			Global Financing, vice president and
			controller (1998–2002) of IBM, and a
			variety of other prior management roles
			at IBM. Member of the Council on
			Chicago Booth.

			Principal Occupation(s)
	Position(s)	Vanguard	During the Past FiveYears,	Number of
	Held With	Funds'Trustee/	Outside Directorships,	Vanguard Funds Overseen by
Name,Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
Scott C. Malpass	Trustee	March 2012	Chief investment officer and vice	217
(1962)			president of the University of Notre
			Dame (retired 2020). Assistant professor
			of finance at the Mendoza College of
			Business, University of Notre Dame
			(retired 2020), and member of the Notre
			Dame 403(b) Investment Committee.
			Member of the board of Catholic
			Investment Services, Inc. (investment
			advisors) and the board of
			superintendence of the Institute for the
			Works of Religion.
Deanna Mulligan	Trustee	January 2018	Board chair (2020), chief executive officer	217
(1963)			(2011–2020), and president (2010–2019)
			of The Guardian Life Insurance Company
			of America. Chief operating officer
			(2010–2011) and executive vice
			president (2008–2010) of Individual Life
			and Disability of The Guardian Life
			Insurance Company of America.
			Member of the board of the Economic
			Club of New York. Trustee of the
			Partnership for New York City (business
			leadership), the Chief Executives for
			Corporate Purpose, the New
			York-Presbyterian Hospital, and the
			Bruce Museum (arts and science).
			Member of the Advisory Council for the
			Stanford Graduate School of Business.
André F. Perold	Trustee	December 2004	George Gund Professor of Finance and	217
(1952)			Banking, Emeritus at the Harvard
			Business School (retired 2011). Chief
			investment officer and co-managing
			partner of HighVista Strategies LLC
			(private investment firm). Board member
			(2018–present) of RIT Capital Partners
			(investment firm); investment committee
			member of Partners Health Care
			System.
Sarah Bloom Raskin	Trustee	January 2018	Deputy secretary (2014–2017) of the	217
(1961)			United States Department of the
			Treasury. Governor (2010–2014) of the
			Federal Reserve Board. Commissioner
			(2007–2010) of financial regulation for
			the State of Maryland. Professor
			(2020–present), Distinguished Fellow of
			the Global Financial Markets Center
			(2020–present), and Rubenstein Fellow
			(2017–2020) of Duke University; trustee
			(2017–present) of Amherst College;
			member of the Amherst College
			Investment Committee (2019–present);
			and member of the Regenerative Crisis
			Response Committee (2020–present).

			Principal Occupation(s)
	Position(s)	Vanguard	During the Past FiveYears,	Number of
	Held With	Funds'Trustee/	Outside Directorships,	Vanguard Funds Overseen by
Name,Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
David Thomas	Trustee	July 2021	President of Morehouse College	217
(1956)			(2018–present). Professor of Business
			Administration Emeritus at Harvard
			University (2017–2018) and Dean
			(2011–2016) and Professor of
			Management at Georgetown University,
			McDonough School of Business
			(2016–2017). Director of DTE Energy
			Company (2013–present). Trustee of
			Common Fund (2019–present).
Peter F. Volanakis	Trustee	July 2009	President and chief operating officer	217
(1955)			(retired 2010) of Corning Incorporated
			(communications equipment) and
			director of Corning Incorporated
			(2000–2010) and Dow Corning
			(2001–2010). Director (2012) of SPX
			Corporation (multi-industry
			manufacturing). Overseer of the Amos
			Tuck School of Business Administration,
			Dartmouth College (2001–2013).
			Chairman of the board of trustees of
			Colby-Sawyer College. Member of the
			BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan	Chief Financial	November 2017	Principal of Vanguard. Chief financial	217
(1970)	Officer and		officer (2021-present) and treasurer
	Acting Treasurer		(2017-present; acting October
			2021-present) of each of the investment
			companies served by Vanguard. Partner
			(2005–2017) at KPMG (audit, tax, and
			advisory services).
David Cermak	Finance Director	October 2019	Principal of Vanguard. Finance director	217
(1960)			(2019–present) of each of the
			investment companies served by
			Vanguard. Managing director and head
			(2017–present) of Vanguard Investments
			Singapore. Managing director and head
			(2017–2019) of Vanguard Investments
			Hong Kong. Representative director and
			head (2014–2017) of Vanguard
			Investments Japan.
John Galloway	Investment	September 2020	Principal of Vanguard. Investment	217
(1973)	Stewardship		stewardship officer (2020–present) of
	Officer		each of the investment companies
			served by Vanguard. Head of Investor
			Advocacy (2020–present) and head of
			Marketing Strategy and Planning
			(2017–2020) at Vanguard. Deputy
			Assistant to the President of the United
			States (2015).
Peter Mahoney	Controller	May 2015	Principal of Vanguard. Controller	217
(1974)			(2015–present) of each of the
			investment companies served by
			Vanguard. Head of International Fund
			Services (2008– 2014) at Vanguard.

Principal Occupation(s)
	Position(s)	Vanguard	During the Past FiveYears,	Number of
	Held With	Funds'Trustee/	Outside Directorships,	Vanguard Funds Overseen by
Name,Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
Anne E. Robinson	Secretary	September 2016	General counsel (2016–present) of	217
(1970)			Vanguard. Secretary (2016–present) of
Vanguard and of each of the investment
companies served by Vanguard.
Managing director (2016–present) of
Vanguard. Managing director and general
counsel of Global Cards and Consumer
Services (2014–2016) at Citigroup.
Counsel (2003–2014) at American
Express.
Michael Rollings	Finance Director	February 2017	Finance director (2017–present) and	217
(1963)			treasurer (2017) of each of the
investment companies served by
Vanguard. Managing director
(2016–present) of Vanguard. Chief
financial officer (2016–present) of
Vanguard. Director (2016–present) of
Vanguard Marketing Corporation.
Executive vice president and chief
financial officer (2006–2016) of
MassMutual Financial Group.
John E. Schadl	Chief	March 2019	Principal of Vanguard. Chief compliance	217
(1972)	Compliance		officer (2019–present) of Vanguard and
	Officer		of each of the investment companies
served by Vanguard. Assistant vice
president (2019–present) of Vanguard
Marketing Corporation.

The following is added to the Investment Strategies, Risks, and Nonfundamental Policies section:

Environmental, Social, and Governance (ESG) Considerations. ESG risk factors, either quantitative or qualitative, may be used as a component of certain fund's investment process as a means to assess risk (e.g., risk analysis, credit analysis, or investment opportunities) as the advisor deems appropriate. The weight given to ESG factors may vary across types of investments, industries, regions, and issuers; may change over time; and not every ESG factor may be identified or evaluated. Consideration of ESG factors may affect a fund's exposure to certain issuers or industries. The advisor's assessment of an issuer may differ from that of other funds or an investor's assessment of such issuer. As a result, securities selected by the advisor may not reflect the beliefs and values of any particular investor. The advisor may be dependent on the availability of timely, complete, and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG factors. ESG factors are often not uniformly measured or defined, which could impact an advisor's ability to assess an issuer. Where ESG risk factor analysis is used as one part of an overall investment process (as may be the case for actively managed funds included in this Statement of Additional Information), such funds may still invest in securities of issuers that all market participants may not view as ESG-focused or that may be viewed as having a high ESG risk profile.

Each fund has adopted procedures and guidelines for monitoring portfolio holding human rights practices and violations pursuant to which it may assess regulatory, reputational, or other risks associated with the alleged activity. In extraordinary circumstances a fund may divest of a portfolio holding where doing so is deemed appropriate.

© 2021 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

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